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                   MONARCH LIFE INSURANCE COMPANY


February 27, 1997


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:  Rule 24f-2 Notice for Variable Account B of Monarch Life
     Insurance Company
     Registration Statement, File No. 811-4167

Gentlemen:

(i) The fiscal year for which this notice is filed is twelve months ending December 31, 1996.

       Sales Proceeds  25,116,673

(ii) There were no securities which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of the fiscal year.

(iii) There were no securities registered during such fiscal year other than pursuant to this section.

       Redeemed Value  23,813,503

(iv) 0 policies were sold during 1996 with aggregate annual premiums transferred of $1,303,170*.

(v) 0 policies were sold during 1996 with aggregate annual premiums transferred of $1,303,170* in reliance upon registration pursuant to this section.

* The filing fee is based on $1,303,170 in total aggregate subscription less $25,116,673 in total aggregate redemptions. The net total aggregate subscriptions amount to $(23,813,503).

Attached hereto is an opinion of counsel as required. The $100 minimum filing fee will be made via electronic funds transfer.

Sincerely,

/s/ Atilla Aritan

Atilla Aritan
Vice President and Assistant Treasurer

One Monarch Place     -     Springfield, MA 01133      -        413-784-2000